FINANCIAL INVESTORS TRUST

HIGHLAND RESOLUTE FUND
(the “Fund”)

SUPPLEMENT DATED MAY 13, 2021
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 31, 2020, AS SUPPLEMENTED

Effective as of the close of business on May 13, 2021, Parametric Portfolio Associates LLC (“Parametric”) no longer serves as an investment sub-adviser to the Fund. Therefore, all references to Parametric in the Fund’s Prospectus and Statement of Additional Information are hereby deleted as of such date.

For more information, please contact the Fund at (855) 268-2242.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE